June 28, 2017

VIA EDGAR

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, DC 20549-1090

Re:	Oppenheimer Revenue Weighted ETF Trust Post-Effective Amendment No. 42 under the Securities Act and Amendment No. 44 under the Investment Company Act File Nos. 333-139501; 811-21993

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer Revenue Weighted ETF Trust (the “Registrant”). This filing constitutes Post-Effective Amendment No. 42 under the Securities Act and Amendment No. 44 under the Investment Company Act (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act to register shares of Oppenheimer Russell 1000 Dynamic Factor ETF, Oppenheimer Russell 2000 Dynamic Factor ETF, Oppenheimer International Dynamic Factor ETF, Oppenheimer International Ultra Dividend Revenue ETF and Oppenheimer Emerging Markets Ultra Dividend Revenue ETF, each a proposed new series of the Trust (the “New Funds”). Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant respectfully requests selective review of the Amendment to limit review to the following sections of the Prospectus and Statement of Additional Information (“SAI”):

Prospectus

•	The sections titled "FUND SUMMARIES," "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS, AND DISCLOSURE OF PORTFOLIO HOLDINGS," and “MANAGEMENT OF THE FUNDS.”
SAI

•	The sections titled "INVESTMENT STRATEGIES," "INVESTMENT RESTRICTIONS," “MANAGEMENT OF THE TRUST,” and “INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS.”

The Registrant believes that selective review of the above sections is proper because the remaining sections of the prospectus and SAI are substantially similar and not materially different from those same sections most recently reviewed by SEC staff in Post-Effective Amendment No. 38 under the Securities Act and Amendment No. 40 under the Investment Company Act, filed December 22, 2016 (SEC Accession No. 0000728889-16-004352).

This filing is scheduled to go effective in seventy-five days on September 11, 2017, as indicated on the facing page. We anticipate that an amendment to the Registration Statement will be filed on or about September 11, 2017, including (i) responses to any comments of the Securities and Exchange Commission Staff on this filing; (ii) updated expense information; and (iii) other, non-material changes.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor Edwards, Esq.
Senior Vice President & Managing Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
212-323-0310
tedwards@ofiglobal.com

Sincerely,
/s/ Taylor V. Edwards
Taylor V. Edwards Senior Vice President & Managing Counsel

cc:	Ropes & Gray LLP Emily Ast Esq. Carolyn Liu-Hartman Esq. Gloria LaFond